Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statement of Other Comprehensive Income [Abstract]
Net (loss) income	$ (21,926)	$ 2,327	$ (25,324)	$ 4,018
Unrealized gain (loss) on post retirement benefit plan assets and liabilities	(43)	14	(56)	17
Comprehensive (loss) income	(21,969)	2,341	(25,380)	4,035
Less: Comprehensive income attributable to noncontrolling interests	188	0	343	0
Comprehensive (loss) income attributable to Partnership	$ (22,157)	$ 2,341	$ (25,723)	$ 4,035